Investment Objectives and Goals	Jun. 25, 2025
Reckoner Leveraged AAA CLO ETF
Prospectus [Line Items]
Risk/Return [Heading]	Reckoner Leveraged AAA CLO ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Reckoner Leveraged AAA CLO ETF (the “Fund” or “AAA CLO ETF”) seeks to generate current income,
Objective, Secondary [Text Block]	with a secondary objective of capital preservation.
Reckoner BBB-B CLO ETF
Prospectus [Line Items]
Risk/Return [Heading]	Reckoner BBB-B CLO ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Reckoner BBB-B CLO ETF (the “Fund” or “BBB-B CLO ETF”) seeks to generate current income,
Objective, Secondary [Text Block]	with a secondary objective of capital preservation.